UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the Quarter Ended: 03/31/2009

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay LLC
 Address:  12 E. 49th St
           32nd Floor
           New York, NY 10017

 13F File Number:  028-02989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 /s/ William O'Donnell    New York, New York    05/04/2009


 Please note Old Mutual (US) Holdings Inc. is the parent company of Clay Finlay LLC and does not have investment discretion over transactions in CFI client portfolios.

 Report Type (Check only one.):

 [ X ]        13F HOLDINGS REPORT.

 [   ]        13F NOTICE.

 [   ]        13F COMBINATION REPORT.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:         2

 Form 13F Information Table Entry Total:   94

 Form 13F Information Table Value Total:   339684 (thousands)

 List of Other Included Managers:

  No.    Form 13F File Number    Name
  1      028-11931               Old Mutual (US) Holdings Inc.
  2      028-11581               Old Mutual Capital, Inc.

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100      5858   122814 SH       DEFINED  1           122814        0      0
 Allergan Inc                  COM               018490102      4965   103948 SH       DEFINED  1           103948        0      0
 Apollo Group Inc-cl A         COM               037604105      3415    43600 SH       DEFINED  1            43600        0      0
 Apache Corp                   COM               037411105      5475    85422 SH       DEFINED  1            85422        0      0
 Comcast Corp-Special Class A  COM               20030N200      8089   628517 SH       DEFINED  1           628517        0      0
 Taiwan Semiconductor ADR      COM               874039100     12214  1364669 SH       OTHER    1, 2       1252043   112626      0
 BP plc ADR                    COM               055622104      2506    62491 SH       DEFINED  1            62491        0      0
 Fedex Corporation             COM               31428X106      3889    87405 SH       DEFINED  1            87405        0      0
 Credit Suisse Group Spons AD  COM               225401108      1952    64014 SH       DEFINED  1            64014        0      0
 CRH plc ADR                   COM               12626K203      1097    50450 SH       DEFINED  1            50450        0      0
 Celgene Corp                  COM               151020104      5091   114657 SH       DEFINED  1           114657        0      0
 J.P. Morgan Chase and Co.     COM               46625H100      3338   125582 SH       DEFINED  1           125582        0      0
 Coca-Cola Femsa ADR           COM               191241108      2724    79988 SH       OTHER    1, 2         69358    10630      0
 Church & Dwight Co Inc        COM               171340102      1604    30716 SH       DEFINED  1            30716        0      0
 China Life Insurance Co ADR   COM               16939P106      1431    29060 SH       DEFINED  1            29060        0      0
 Cisco Systems Inc.            COM               17275R102      6760   403109 SH       DEFINED  1           403109        0      0
 Clorox Company                COM               189054109      1645    31946 SH       DEFINED  1            31946        0      0
 Cia Cervecerias Unidas ADR    COM               204429104       601    21405 SH       OTHER    1, 2         10385    11020      0
 Xto Energy Inc                COM               98385X106      5362   175129 SH       DEFINED  1           175129        0      0
 ASML Holding Reg Shares ADR   COM               N07059186      1574    89910 SH       DEFINED  1            89910        0      0
 Target Corporation            COM               87612E106      2139    62202 SH       DEFINED  1            62202        0      0
 Morgan Stanley                COM               617446448      1978    86880 SH       DEFINED  1            86880        0      0
 British American Tob-sp ADR   COM               110448107       773    16805 SH       DEFINED  1            16805        0      0
 Exxon Mobil Corp              COM               30231G102     10157   149144 SH       DEFINED  1           149144        0      0
 Fmc Corp                      COM               302491303      4400   102001 SH       DEFINED  1           102001        0      0
 Fresenius Medical Care ADR    COM               358029106      3856    99646 SH       DEFINED  1            99646        0      0
 General Mills Inc             COM               370334104      3309    66339 SH       DEFINED  1            66339        0      0
 Gilead Sciences Inc           COM               375558103     10100   218055 SH       DEFINED  1           218055        0      0
 HSBC ADR                      COM               404280406       916    32465 SH       DEFINED  1            32465        0      0
 Research In Motion            COM               760975102     12044   279376 SH       OTHER    1, 2        272926     6450      0
 Goldman Sachs Group           COM               38141G104      8695    82014 SH       DEFINED  1            82014        0      0
 Hewlett-Packard               COM               428236103      5109   159359 SH       DEFINED  1           159359        0      0
 Home Depot                    COM               437076102      8371   355312 SH       DEFINED  1           355312        0      0
 BlackRock Inc.                COM               09247X101      2281    17540 SH       DEFINED  1            17540        0      0
 CNOOC ADR                     COM               126132109      1195    11882 SH       DEFINED  1            11882        0      0
 Kyocera ADR                   COM               501556203      1604    23955 SH       DEFINED  1            23955        0      0
 Mcafee Inc.                   COM               579064106      9447   281998 SH       DEFINED  1           281998        0      0
 Energizer Holdings            COM               29266R108      6213   125042 SH       DEFINED  1           125042        0      0
 Siliconware Precision-sp Adr  COM               827084864      3161   545000 SH       OTHER    1, 2        481000    64000      0
 NTT Docomo ADR                COM               62942M201      3296   241501 SH       DEFINED  1           241501        0      0
 Microsoft                     COM               594918104      3343   181997 SH       DEFINED  1           181997        0      0
 Petroleo Brasileiro SA ADR    COM               71654V408      2121    69622 SH       OTHER    1, 2         48942    20680      0
 Network Appliance             COM               64110D104      2046   137847 SH       DEFINED  1           137847        0      0
 Nissan Motor ADR              COM               654744408       856   118090 SH       DEFINED  1           118090        0      0
 Novo-Nordisk A/S Spons. ADR   COM               670100205      2192    45682 SH       DEFINED  1            45682        0      0
 Monsanto Co                   COM               61166W101     10150   122148 SH       DEFINED  1           122148        0      0
 Oracle Systems                COM               68389X105      4892   270730 SH       DEFINED  1           270730        0      0
 Syngenta Ag-ADR               COM               87160A100      2818    70269 SH       DEFINED  1            70269        0      0
 Allianz AG ADR                COM               018805101      1374   164370 SH       DEFINED  1           164370        0      0
 Potash Corp of Saskatchewan   COM               73755L107     16290   201580 SH       OTHER    1, 2        196270     5310      0
 Prudential Plc-ADR            COM               74435K204      1931   195836 SH       DEFINED  1           195836        0      0
 Qualcomm                      COM               747525103      3163    81302 SH       DEFINED  1            81302        0      0
 America Movil- S.A. ADR       COM               02364W105       425    15685 SH       OTHER    1, 2          7365     8320      0
 Reed Elsevier plc ADR         COM               758205207      1879    65929 SH       DEFINED  1            65929        0      0
 Rio Tinto plc-Spon ADR        COM               767204100      2705    20179 SH       DEFINED  1            20179        0      0
 Mitsubishi UFJ Finl Group AD  COM               606822104      1136   230938 SH       DEFINED  1           230938        0      0
 ABB ADR                       COM               000375204      2033   145847 SH       DEFINED  1           145847        0      0
 SAP ADR                       COM               803054204      1814    51415 SH       DEFINED  1            51415        0      0
 HDFC Bank ADR                 COM               40415F101     10509   172481 SH       OTHER    1, 2        165331     7150      0
 Encana Corp                   COM               292505104      6701   165000 SH       DEFINED  1           165000        0      0
 Cia Vale do Rio Doce-ADR      COM               204412209       881    66248 SH       OTHER    1, 2         23448    42800      0
 Telefonica S.A. ADR           COM               879382208      3119    52319 SH       DEFINED  1            52319        0      0
 Teva Pharmaceutical ADR       COM               881624209     26753   593859 SH       OTHER    1, 2        564699    29160      0
 Total SA ADR                  COM               89151E109      3788    77204 SH       DEFINED  1            77204        0      0
 Toyota Motor Corp - Spon ADR  COM               892331307      2549    40265 SH       DEFINED  1            40265        0      0
 Urban Outfitters Inc          COM               917047102      1219    74477 SH       DEFINED  1            74477        0      0
 Wal-Mart Stores Inc.          COM               931142103      6433   123470 SH       DEFINED  1           123470        0      0
 Westpac Banking Corp-sp ADR   COM               961214301      2054    30798 SH       DEFINED  1            30798        0      0
 Sanofi-Aventis ADR            COM               80105N105      1933    69220 SH       DEFINED  1            69220        0      0
 MetroPCS Communications Inc   COM               591708102      6226   364524 SH       DEFINED  1           364524        0      0
 Lazard Ltd-cl A               COM               G54050102      6536   222300 SH       DEFINED  1           222300        0      0
 National Grid Plc-sp ADR      COM               636274300       693    17930 SH       DEFINED  1            17930        0      0
 Viacom Inc-class B            COM               92553P201      3775   217207 SH       DEFINED  1           217207        0      0
 Burger King Holdings Inc      COM               121208201      6045   263410 SH       DEFINED  1           263410        0      0
 Net Servicos ADR              COM               64109T201      1207   166530 SH       DEFINED  1           166530        0      0
 Visa Inc - Class A Shares     COM               92826C839      4996    89850 SH       DEFINED  1            89850        0      0
 Cadbury Plc Spon ADR          COM               12721E102      2406    79390 SH       DEFINED  1            79390        0      0